Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 22, 2022
Entity Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2022
Document Effective Date	Apr. 22, 2022
Prospectus Date	Jan. 28, 2022
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra Short Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX
Ultra-Short Municipal Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIMX
Ultra-Short Municipal Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAMX
Ultra-Short Municipal Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULMX